Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
As a matter of best practices, the Company does not intend to grant equity compensation awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of the Company’s common stock, such as a significant positive or negative earnings announcement. Similarly, the Company does not intend to time the release of material nonpublic information based on equity compensation award grant dates. In furtherance of the above, in July 2023, the Compensation Committee approved an amendment to the Company’s Insider Trading Policy providing that it is the Company’s policy not to award stock options to its executive officers during the period beginning four business days before the filing with the SEC of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing with the SEC of a current report on Form 8-K that discloses material nonpublic information (other than a Current Report on Form 8-K disclosing a material new option award under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report.
It should be noted, however, that because Company equity compensation awards are typically subject to time-based vesting requirements of no less than once per year, the longer-term impact of any increase or decrease in the price of the Company’s common stock immediately following the date of grant is subject to inherent uncertainty.

Award Timing Method	As a matter of best practices, the Company does not intend to grant equity compensation awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of the Company’s common stock, such as a significant positive or negative earnings announcement.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In furtherance of the above, in July 2023, the Compensation Committee approved an amendment to the Company’s Insider Trading Policy providing that it is the Company’s policy not to award stock options to its executive officers during the period beginning four business days before the filing with the SEC of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing with the SEC of a current report on Form 8-K that discloses material nonpublic information (other than a Current Report on Form 8-K disclosing a material new option award under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report.
MNPI Disclosure Timed for Compensation Value	false